Related Parties Blalance	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BLALANCE

NOTE 7 –RELATED PARTIES BLALANCE

The Company’s related parties balance consisted of the following:

(i) Loan to related parties:

	As of March 31, 2021	As of March 31, 2020
Loan to related parties(a)	$78,979	$2,537,532

(a)	The balance is due from Horwath Capital Consultants Limited (“Horwath Capital”), to which the Company’s chairman serves as a director. On November 1, 2019 and December 4, 2019 the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and March 30, 2021, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively.

(ii) Due to related party:

	As of March 31, 2021	As of March 31, 2020
Due to shareholders	$297,855	$282,121
Due to key management personnel	-	4,232
Due to related parties	$297,855	$286,353

(b)	The balance of due to shareholders mainly due to the principal shareholders of the Company who provide funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.